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                                   SUPPLEMENT
                             DATED AUGUST 18, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1, 2006. The Prospectus is revised as follows:

HARTFORD GLOBAL TECHNOLOGY HLS FUND

Effective July 3, 2006, Vikram Murthy is no longer employed by Wellington Management Company, LLP and is no longer involved in the portfolio management of Hartford Global Technology HLS Fund. Accordingly, the disclosure on page 43 of the Prospectus in the section entitled "Hartford Global Technology HLS Fund, Portfolio Management," regarding Vikram Murthy is deleted.

HARTFORD ADVISERS HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Advisers HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 5 of the Prospectus in the section entitled "Hartford Advisers HLS Fund, Portfolio Management," regarding Saul Pannell is deleted.

HARTFORD STOCK HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Stock HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 86 of the Prospectus in the section entitled "Hartford Stock HLS Fund, Portfolio Managers," regarding Saul Pannell is deleted.

HARTFORD HIGH YIELD HLS FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for Hartford High Yield HLS Fund. Accordingly, on page 53 in the section entitled "Hartford High Yield HLS Fund, Portfolio Managers," the following disclosure is added directly after the disclosure pertaining to Mark Niland:

JAMES SERHANT, CFA

       - Vice President and Senior Investment Analyst of Hartford Investment Management

       -   Portfolio manager of the fund since August 2006

       -   Joined Hartford Investment Management in 2005

       - Prior to joining the firm, Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

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